Share capital	12 Months Ended
Dec. 31, 2023
Disclosure of classes of share capital [abstract]
Share capital [Text Block]

17. Share capital

Shares

Authorized

Unlimited number of common shares, without par value

Unlimited number of preferred shares, issuable in series

Issued and fully paid

185,346,524 common shares

Normal Course Issuer Bid

In December 2023, Osisko renewed its normal course issuer bid ("NCIB") program. Under the terms of the NCIB program, Osisko may acquire up to 9,258,298 of its common shares from time to time in accordance with the normal course issuer bid procedures of the TSX. Repurchases under the 2023 NCIB program are authorized from December 12, 2023 until December 11, 2024. Daily purchases will be limited to 94,834 common shares, other than block purchase exemptions.

Under the terms of the previous NCIB program, Osisko was allowed to acquire up to 18,293,240 of its common shares from time to time, from December 12, 2022 to December 11, 2023. Daily purchases were limited to 81,963 common shares.

During the year ended December 31, 2023, the Company did not purchase any common shares under the NCIB program. During the year ended December 31, 2022, the Company purchased for cancellation a total of 1.7 million common shares for $22.1 million (average acquisition price per share of $13.06).

Bought deal financing

On March 31, 2022, Osisko closed a bought deal financing with a syndicate of underwriters (the "Underwriters"), pursuant to which the Underwriters purchased, on a bought deal basis, an aggregate of 18,600,000 common shares of Osisko (the "Common Shares") at an offering price of US$13.45 per Common Share (the "Offering Price") for total gross proceeds to the Company of US$250.2 million ($312.0 million). Transaction fees amounted to $13.9 million ($10.2 million net of income taxes of $3.7 million), including a 4% commission fee paid to the Underwriters.

Dividends

The following table provides details on the dividends declared by the Company for the years ended December 31, 2023 and 2022:

Declaration date	Dividend per share	Record date	Payment date	Dividends payable
	$			$

February 23, 2023	0.055	March 31, 2023	April 14, 2023	10,160,000
May 10, 2023	0.060	June 30, 2023	July 14, 2023	11,103,000
August 9, 2023	0.060	September 29, 2023	October 16, 2023	11,109,000
November 8, 2023	0.060	December 29, 2023	January 15, 2024	11,121,000
Year 2023	0.235			43,493,000

February 24, 2022	0.055	March 31, 2022	April 14, 2022	10,167,000
May 12, 2022	0.055	June 30, 2022	July 15, 2022	10,177,000
August 9, 2022	0.055	September 30, 2022	October 14, 2022	10,109,000
November 9, 2022	0.055	December 30, 2022	January 16, 2023	10,121,000
Year 2022	0.220			40,574,000

Dividend reinvestment plan

The Company offers a dividend reinvestment plan ("DRIP") that allows Canadian and U.S. shareholders to reinvest their cash dividends into additional common shares either purchased on the open market through the facilities of the TSX or the NYSE, or issued directly from treasury by the Company, or acquired by a combination thereof. In the case of a treasury issuance, the price will be the weighted average price of the common shares on the TSX or the NYSE during the five trading days immediately preceding the dividend payment date, less a discount, if any, of up to 5%, at the Company's sole election.

As at December 31, 2023, the holders of 12.7 million common shares had elected to participate in the DRIP, representing dividends payable of $0.8 million. During the year ended December 31, 2023, the Company issued 140,405 common shares under the DRIP, at a discount rate of 3% (118,639 common shares in 2022 at a discount rate of 3%). On January 15, 2024, 42,011 common shares were issued under the DRIP at a discount rate of 3%.

Capital management

The Company's primary objective when managing capital is to maximize returns for its shareholders by growing its asset base, mostly through accretive acquisitions of high-quality royalties, streams and other similar interests, while ensuring capital protection. The Company defines capital as long-term debt and total equity, including the undrawn portion of the revolving credit facility. Capital is managed by the Company's management and governed by the Board of Directors.

	December 31,	December 31,
	2023	2022
	$	$
Long-term debt	191,879	147,950
Total equity	1,650,498	1,737,211
Undrawn revolving credit facility(i)	357,901	400,000
	2,200,278	2,285,161

(i) Excluding the potential additional available credit (accordion) of $200.0 million as at December 31, 2023 and 2022 (Note 16).

There were no changes in the Company's approach to capital management during the year ended December 31, 2023, compared to the prior year. The Company is not subject to material externally imposed capital requirements and is in compliance with all its covenants under its revolving credit facility (Note 16) as at December 31, 2023.